Derivative Liabilities	3 Months Ended
Mar. 31, 2023
Warrant liabilities [Abstract]
Derivative Liabilities

Note 13 Derivative Liabilities

Common stock warrants issued with borrowings

As a result of the Business Combination (see Note 1), the Company has retroactively adjusted Near Holdings warrants outstanding and corresponding strike price to give effect to the Conversion Ratio used to determine the number of warrants into which they were converted.

In connection with the Harbert loan, the Company granted the lender, warrants equal to EUR 1,200,000 divided by the strike price of $4.64 per share (Tranche 1) and with respect to the additional facility dated February 25, 2021 additional warrants were granted equal to EUR 1,050,000 divided by the strike price of $6.78 per share (Tranche 2). Further, on April 29, 2022 additional warrants were granted equal to $730,000 divided by the strike price of $9.75 per share (Modified Warrants).

Tranche 1 and Tranche 2 warrant holders are guaranteed a minimum payout of EUR 2,500,000 (or $4.30 and $6.28 per warrant) in a scenario when equity share value falls below $8.94 and $13.06 and are guaranteed a minimum payout of EUR 1,500,000 (or $5.8 per warrant) in a scenario when equity share value falls below $10.45. Modified Warrants have a minimum exit value of EUR 300,000.

Further, in connection with the Financing Agreement with Blue Torch Finance LLC, the Company granted warrants to lenders which are exercisable for an aggregate of 1,039,996 shares of the Company’s common stock at $0.001 per share.

The warrants have been treated as a liability whereby the value of the warrant is estimated at the date of grant and recorded as a liability and as a discount on the loan facility. The warrant liability is revalued to fair value at each reporting date with the corresponding earnings (loss) reflected in the condensed consolidated statements of operations as a change in fair value of derivative liabilities. The fair value of the warrant liability is presented under the caption ‘derivative liabilities’ on the face of the condensed consolidated balance sheet. The discount is amortized ratably through the original maturity date and each of the extended maturity dates.

The estimated fair value of the Company’s warrant liabilities, all of which are related to the detachable warrants issued in connection with the loan facilities, were estimated using a closed-ended option pricing model utilizing assumptions related to the contractual term of the instruments, estimated volatility of the price of the Company’s common stock and current interest rates.

A comparison of the assumptions used in calculating estimated fair value of such warrant liabilities as of March 31, 2023 and December 31, 2022 is as follows:

	March 31, 2023	December 31, 2022
Volatility	39.5%	85.0% – 91.8%
Risk-free rate	3.75% – 4.20%	3.8% – 3.9%
Contractual term (years)	1.76 – 3.60	6.1 – 9.9
Exercise price	8.94 – 14.12	4.64 – 14.04
Number of warrants in aggregate	1,610,731	1,610,731

Refer to note 19 for details on fair valuation methodology and summary of the changes in fair value.

Public warrants and private placement warrants

KludeIn’s 8,625,000 public warrants and 5,200,000 warrants issued in connection with private placement at the time of KludeIn’s initial public offering remained outstanding and became warrants for the Company upon the close of the Business Combination.

As of March 31, 2023, there were 8,625,000 public warrants outstanding. No fractional shares will be issued upon exercise of the public warrants. The public warrants will become exercisable on the later of (a) 30 days after the consummation of a Business Combination or (b) 12 months from the closing of the KludeIn initial public offering. The public warrants will expire five years from the consummation of a Business Combination or earlier upon redemption or liquidation.

Once the warrants become exercisable, the Company may call the warrants for redemption (except as described with respect to the private placement warrants):

–       in whole and not in part;

–       at a price of $0.01 per warrant;

–       upon not less than 30 days’ prior written notice of redemption to each warrant holder; and

–       if, and only if, the reported closing price of the common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending three business days before the Company sends to the notice of redemption to the warrant holders.

If and when the warrants become redeemable by the Company, the Company may exercise its redemption right even if the Company is unable to register or qualify the underlying securities for sale under all applicable state securities laws.

If the Company calls the public warrants for redemption, as described above, its management will have the option to require any holder that wishes to exercise the public warrants to do so on a “cashless basis,” as described in the warrant agreement. The exercise price and number of common stock issuable upon exercise of the public warrants may be adjusted in certain circumstances including in the event of a share dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation. However, except as described below, the public warrants will not be adjusted for issuances of common stock at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the public warrants.

As of March 31, 2023, there were 5,200,000 private placement warrants outstanding. The private placement warrants are identical to the public warrants, except that the private placement warrants and the shares of common stock issuable upon the exercise of the private placement warrants will not be transferable, assignable or salable until 30 days after the completion of a Business Combination, subject to certain limited exceptions. Additionally, the private placement warrants will be exercisable on a cashless basis and will be non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the private placement warrants are held by someone other than the initial purchasers or their permitted transferees, the private placement warrants will be redeemable by the Company and exercisable by such holders on the same basis as the public warrants.

Public warrants and private placement warrants are treated as a liability and are revalued to fair value at each reporting date with the corresponding earnings (loss) reflected in the condensed consolidated statements of operations as a ‘changes in fair value of derivative liabilities’. The fair value of warrant liability is presented under the caption ‘Derivative liabilities’’ on the condensed consolidated balance sheet.

Assumptions used in calculating the estimated fair value of public warrants and private placement warrants as of March 31, 2023 is as follows:

March 31, 2023
Volatility	39.5%
Risk-free rate	3.54%
Dividend yield	0%
Stock price	$2.52
Remaining term (years)	4.98
Exercise price	$11.50
Number of warrants in aggregate	13,825,000

Refer to note 19 for details on fair valuation methodology and summary of the changes in fair value.